Loans, impaired loans and allowance for credit losses	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Loans, impaired loans and allowance for credit losses
8.	Loans, impaired loans and allowance for credit losses
(a) Loans at amortized cost

	As at
	April 30, 2020
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$272,566	$706	$271,860
Personal loans	95,791	2,445	93,346
Credit cards	15,966	1,482	14,484
Business and government	246,868	1,372	245,496
Total	$631,191	$6,005	$625,186

	As at
	January 31, 2020			October 31, 2019
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$268,670	$639	$268,031	$268,169	$680	$267,489
Personal loans	96,703	2,090	94,613	98,631	2,065	96,566
Credit cards	17,715	1,244	16,471	17,788	1,255	16,533
Business and government	214,212	1,048	213,164	212,972	1,077	211,895
Total	$597,300	$5,021	$592,279	$597,560	$5,077	$592,483
(b) Impaired loans
(1)(2)

	As at
	April 30, 2020
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,682	$296	$1,386
Personal loans	1,171	647	524
Credit cards	–	–	–
Business and government	2,267	704	1,563
Total	$5,120	$1,647	$3,473
By geography:
Canada	$1,385	$438	$947
United States	78	6	72
Mexico	488	166	322
Peru	646	364	282
Chile	842	178	664
Colombia	471	131	340
Other international	1,210	364	846
Total	$5,120	$1,647	$3,473

	As at
	January 31, 2020			October 31, 2019
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,614	$288	$1,326	$1,830	$325	$1,505
Personal loans	1,124	593	531	1,094	591	503
Credit cards	–	–	–	–	–	–
Business and government	2,032	656	1,376	2,211	679	1,532
Total	$4,770	$1,537	$3,233	$5,135	$1,595	$3,540
By geography:
Canada	$1,241	$384	$857	$1,133	$375	$758
United States	23	4	19	94	5	89
Mexico	528	189	339	485	178	307
Peru	613	309	304	642	332	310
Chile	811	170	641	844	180	664
Colombia	501	139	362	505	151	354
Other international	1,053	342	711	1,432	374	1,058
Total	$4,770	$1,537	$3,233	$5,135	$1,595	$3,540
(1)	Interest income recognized on impaired loans during the three months ended April 30, 2020 was $12 (January 31, 2020 – $11; October 31, 2019 – $12).
(2)	Additional interest income of approximately $84 would have been recorded if the above loans had not been classified as impaired (January 31, 2020 – $81; October 31, 2019 – $92).

(c)	Allowance for credit losses

(i)	Key inputs and assumptions
The Bank’s allowance for credit losses is measured using a three-stage approach based on the extent of credit deterioration since origination. The calculation of the Bank’s allowance for credit losses is an output of complex models with a number of underlying assumptions regarding the choice of variable inputs and their interdependencies. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;

•	Changes in the volumes of transactions;

•
Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, and house price indices, which are most closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and

•	Borrower migration between the three stages.
The Bank determines its allowance for credit losses using four probability-weighted forward-looking scenarios (base case, optimistic, pessimistic and severe pessimistic).

The Bank considers both internal and external sources of information and data to achieve unbiased projections and forecasts in determining the allowance for credit losses. The Bank prepares the scenarios using forecasts generated by Scotiabank Economics (SE). The forecasts are generated using models whose outputs are modified by SE as necessary to formulate a ‘base case’ view of the most probable future direction of economic developments. The development of the baseline and alternative scenarios is overseen by a governance committee that consists of internal stakeholders from across the Bank. The final baseline and alternative scenarios reflect significant review and oversight, and incorporate judgment both in the determination of the scenarios’ forecasts and the probability weights that are assigned to them.

(ii)	Key macroeconomic variables
The inputs and models used for calculating expected credit losses may not always capture all characteristics of the market at the date of the financial statements. Qualitative adjustments or overlays (up or down) using expert credit judgement may be made for certain portfolios or geographies as temporary adjustments in circumstances where, in the Bank’s view, the inputs, assumptions, and/or modelling techniques do not capture all relevant risk factors, including the emergence of economic or political events.
In considering the assumptions used to measure expected credit losses this quarter, the Bank contemplated both the unprecedented impact and significant uncertainty COVID-19 has had to current conditions and outlook, including uncertainty of the timing of economic recovery combined with the continued shut-down of economies around the world with limited certainty on timing of re-opening.
The Bank has applied expert credit judgement, including consideration of the significant government assistance programs, both domestically and internationally, in the assessment of underlying credit deterioration and migration of balances to progressive stages. The Bank considered both quantitative and qualitative information in the assessment of significant increase in risk. Utilization of a payment deferral program was considered not to be an immediate trigger, in keeping with IASB and regulatory guidance, for an account to migrate to a progressive stage. An assessment of the changes in the risk of default occurring over the expected life of a financial instrument when determining staging, is a key input in determining migration.
The Bank’s models are calibrated to consider past performance and macroeconomic forward-looking variables as inputs. The Bank has generated a forward-looking base scenario and three alternate forward-looking scenarios. In these scenarios the Bank considered recovery time periods ranging from more immediate (V shape), mid-term (U shape) to longer-term (L shape) periods.
This quarter, the Bank weighted the pessimistic scenarios significantly greater than the base scenario in calculating allowance for credit losses on performing loans.

The following table shows certain key macroeconomic variables used to estimate the allowance for credit losses. For the base case, optimistic, pessimistic, and severe pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.
The following table shows certain key macroeconomic variables used to estimate the allowance for credit losses. For the base case, optimistic, pessimistic, and severe pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Severe Pessimistic
As at April 30, 2020	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	-9.5	4.8	-7.9	5.1	-14.1	6.4	-19.1	7.5
Unemployment rate, average %	11.7	6.0	11.2	5.3	14.3	6.7	16.6	8.3
Bank of Canada overnight rate target, average %	0.3	1.2	0.7	1.8	0.3	0.8	0.3	0.5
HPI - Housing Price Index, y/y % change	-6.5	3.7	-5.8	4.0	-8.4	4.0	-10.9	3.9
USDCAD exchange rate, average	1.39	1.26	1.39	1.26	1.50	1.29	1.52	1.35
US
Real GDP growth, y/y % change	-6.3	3.9	-4.6	4.2	-9.9	5.1	-14.9	6.1
Unemployment rate, average %	11.1	4.9	10.7	4.5	13.1	6.1	15.1	9.1
Mexico
Real GDP growth, y/y % change	-7.8	1.8	-3.5	3.9	-11.4	3.0	-16.2	4.0
Unemployment rate, average %	7.0	5.1	5.3	1.6	9.5	5.8	11.9	7.5
Chile
Real GDP growth, y/y % change	-1.8	2.4	0.0	3.1	-5.6	3.6	-10.7	4.6
Unemployment rate, average %	8.3	6.8	7.6	5.0	10.9	7.5	13.3	9.2
Peru
Real GDP growth, y/y % change	-0.6	3.7	0.0	4.2	-2.5	4.6	-6.2	5.4
Unemployment rate, average %	8.8	7.3	8.5	6.5	10.6	8.0	12.8	9.7
Colombia
Real GDP growth, y/y % change	1.4	3.4	1.7	3.9	- 0.6	4.4	-4.2	5.1
Unemployment rate, average %	11.5	9.5	11.4	8.9	13.4	10.2	15.6	11.9
Caribbean
Real GDP growth, y/y % change	-1.1	4.0	0.1	4.5	-3.0	4.8	-6.5	5.3
Global
WTI oil price, average USD/bbl	27	53	28	61	23	41	20	30
Copper price, average USD/lb	2.42	2.91	2.47	3.10	2.29	2.68	2.19	2.37
Global GDP, PPP-weighted, y/y % change	-2.50	4.10	-1.40	4.50	-5.00	5.00	-8.30	5.20

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic
As at October 31, 2019 (1)	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.9	1.8	2.4	2.5	1.3	1.2
Unemployment rate, average %	5.8	5.8	5.6	4.6	6.1	7.0
Bank of Canada overnight rate target, average %	1.4	2.3	1.6	3.5	1.2	1.2
HPI - Housing Price Index, y/y % change	2.3	4.3	2.7	5.2	2.0	3.4
USDCAD exchange rate, average	1.29	1.22	1.28	1.19	1.30	1.26
US
Real GDP growth, y/y % change	1.8	1.8	2.3	2.5	1.4	1.2
Unemployment rate, average %	3.9	4.1	3.7	3.6	4.0	4.6
Mexico
Real GDP growth, y/y % change	0.5	1.8	1.0	2.7	0.0	0.9
Unemployment rate, average %	3.9	4.4	3.7	3.6	4.0	5.2
Chile
Real GDP growth, y/y % change	3.3	3.0	4.5	4.9	2.2	1.2
Unemployment rate, average %	6.4	5.8	6.0	3.1	6.9	8.4
Peru
Real GDP growth, y/y % change	3.4	3.6	4.3	4.7	2.5	2.6
Unemployment rate, average %	6.5	6.7	6.0	5.1	7.0	8.3
Colombia
Real GDP growth, y/y % change	3.4	3.4	4.5	4.5	2.3	2.4
Unemployment rate, average %	9.4	8.3	8.7	6.5	10.0	10.1
Caribbean
Real GDP growth, y/y % change	3.9	4.1	5.1	5.3	2.8	2.8
Global
WTI oil price, average USD/bbl	54	59	56	73	53	48
Copper price, average USD/lb	2.74	3.14	2.78	3.49	2.70	2.85
Global GDP, PPP-weighted, y/y % change	3.03	3.51	3.91	4.63	2.14	2.41
(1)
Allowance for credit losses as of October 31, 2019, were determined using three probability-weighted scenarios (base case, optimistic and pessimistic). Starting Q1, 2020, the Bank added an additional more severe pessimistic scenario to its measurement methodology.

(iii)	Sensitivity
The weighting of these multiple scenarios increased our reported allowance for credit losses for financial assets in Stage 1 and Stage 2, relative to our base case scenario, to $4,432 million (October 31, 2019 - $3,551 million) from $3,921 million (October 31, 2019 - $3,534 million). If we were to only use our severe pessimistic scenario for the measurement of allowance for credit losses for such assets, our allowance for credit losses on performing financial instruments would be $1,093 million higher than the reported allowance for credit losses as at April 30, 2020. Actual results will differ as this does not consider the migration of exposures or incorporate changes that would occur in the portfolio due to risk mitigation actions and other factors.
Under our current probability-weighted scenarios, if all of our performing financial assets were in Stage 1, reflecting a 12 month expected loss period, the allowance for credit losses would be $610 million (October 31, 2019 - $450 million lower) lower than the reported allowance for credit losses on performing financial assets.

(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at October 31, 2019	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at April 30, 2020
Residential mortgages	$680	$176	$(38)	$(112)	$706
Personal loans	2,065	1,230	(773)	(77)	2,445
Credit cards	1,255	832	(583)	(22)	1,482
Business and government	1,139	534	(165)	(66)	1,442
	$5,139	$2,772	$(1,559)	$(277)	$6,075
Presented as:
Allowance for credit losses on loans	$5,077				$6,005
Allowance for credit losses on acceptances (1)	6				34
Allowance for credit losses on off-balance sheet exposures (2)	56				36
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at October 31, 2018	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at April 30, 2019
Residential mortgages	$678	$59	$(30)	$27	$734
Personal loans	2,109	729	(776)	55	2,117
Credit cards	1,213	648	(537)	36	1,360
Business and government	1,147	125	(105)	(10)	1,157
	$5,147	$1,561	$(1,448)	$108	$5,368
Presented as:
Allowance for credit losses on loans	$5,065				$5,295
Allowance for credit losses on acceptances (1)	8				10
Allowance for credit losses on off-balance sheet exposures (2)	74				63
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at April 30, 2020
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$153	$257	$296	$706
Personal loans	716	1,082	647	2,445
Credit cards	452	1,030	–	1,482
Business and government	282	390	700	1,372
Total (1)	$1,603	$2,759	$1,643	$6,005
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $74.

	As at October 31, 2019
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$126	$229	$325	$680
Personal loans	609	865	591	2,065
Credit cards	424	831	–	1,255
Business and government	153	245	679	1,077
Total (1)	$1,312	$2,170	$1,595	$5,077
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $68.

	As at April 30, 2019
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$129	$237	$368	$734
Personal loans	609	881	627	2,117
Credit cards	458	902	–	1,360
Business and government	157	253	674	1,084
Total (1)	$1,353	$2,273	$1,669	$5,295
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $81.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended								As at and for the six months ended
	April 30, 2020				January 31, 2020				April 30, 2020
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$133	$218	$288	$639	$126	$229	$325	$680	$126	$229	$325	$680
Provision for credit losses
Remeasurement (1)	29	48	38	115	(8)	10	14	16	21	58	52	131
Newly originated or purchased financial assets	13	–	–	13	6	–	–	6	19	–	–	19
Derecognition of financial assets and maturities	–	(2)	–	(2)	–	(2)	–	(2)	–	(4)	–	(4)
Changes in models and methodologies	–	–	–	–	7	6	17	30	7	6	17	30
Transfer to (from):
Stage 1	16	(12)	(4)	–	15	(13)	(2)	–	31	(25)	(6)	–
Stage 2	(4)	27	(23)	–	(5)	24	(19)	–	(9)	51	(42)	–
Stage 3	–	(12)	12	–	–	(11)	11	–	–	(23)	23	–
Gross write-offs	–	–	(17)	(17)	–	–	(30)	(30)	–	–	(47)	(47)
Recoveries	–	–	2	2	–	–	7	7	–	–	9	9
Foreign exchange and other movements	(34)	(10)	–	(44)	(8)	(25)	(35)	(68)	(42)	(35)	(35)	(112)
Balance at end of period (2)	$153	$257	$296	$706	$133	$218	$288	$639	$153	$257	$296	$706
Personal loans
Balance at beginning of period	$619	$878	$593	$2,090	$609	$865	$591	$2,065	$609	$865	$591	$2,065
Provision for credit losses
Remeasurement (1)	(31)	360	347	676	(142)	151	342	351	(173)	511	689	1,027
Newly originated or purchased financial assets	140	–	–	140	98	–	–	98	238	–	–	238
Derecognition of financial assets and maturities	(21)	(28)	–	(49)	(24)	(27)	–	(51)	(45)	(55)	–	(100)
Changes in models and methodologies	–	–	–	–	16	33	16	65	16	33	16	65
Transfer to (from):
Stage 1	116	(114)	(2)	–	131	(128)	(3)	–	247	(242)	(5)	–
Stage 2	(78)	96	(18)	–	(51)	68	(17)	–	(129)	164	(35)	–
Stage 3	(1)	(87)	88	–	(1)	(89)	90	–	(2)	(176)	178	–
Gross write-offs	–	–	(412)	(412)	–	–	(476)	(476)	–	–	(888)	(888)
Recoveries	–	–	49	49	–	–	66	66	–	–	115	115
Foreign exchange and other movements	(28)	(23)	2	(49)	(17)	5	(16)	(28)	(45)	(18)	(14)	(77)
Balance at end of period (2)	$716	$1,082	$647	$2,445	$619	$878	$593	$2,090	$716	$1,082	$647	$2,445
Credit cards
Balance at beginning of period	$407	$837	$–	$1,244	$424	$831	$–	$1,255	$424	$831	$–	$1,255
Provision for credit losses
Remeasurement (1)	(19)	312	210	503	(75)	123	205	253	(94)	435	415	756
Newly originated or purchased financial assets	56	–	–	56	46	–	–	46	102	–	–	102
Derecognition of financial assets and maturities	(15)	(15)	–	(30)	(16)	(15)	–	(31)	(31)	(30)	–	(61)
Changes in models and methodologies	–	–	–	–	6	29	–	35	6	29	–	35
Transfer to (from):
Stage 1	68	(68)	–	–	62	(62)	–	–	130	(130)	–	–
Stage 2	(42)	42	–	–	(34)	34	–	–	(76)	76	–	–
Stage 3	–	(73)	73	–	–	(78)	78	–	–	(151)	151	–
Gross write-offs	–	–	(317)	(317)	–	–	(361)	(361)	–	–	(678)	(678)
Recoveries	–	–	38	38	–	–	57	57	–	–	95	95
Foreign exchange and other movements	(3)	(5)	(4)	(12)	(6)	(25)	21	(10)	(9)	(30)	17	(22)
Balance at end of period (2)	$452	$1,030	$–	$1,482	$407	$837	$–	$1,244	$452	$1,030	$–	$1,482

	As at and for the three months ended								As at and for the six months ended
	April 30, 2020				January 31, 2020				April 30, 2020
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Business and government
Balance at beginning of period	$197	$249	$652	$1,098	$191	$263	$679	$1,133	$191	$263	$679	$1,133
Provision for credit losses
Remeasurement (1)	60	173	143	376	(15)	9	102	96	45	182	245	472
Newly originated or purchased financial assets	81	–	–	81	39	–	–	39	120	–	–	120
Derecognition of financial assets and maturities	(45)	(3)	(3)	(51)	(32)	(7)	(5)	(44)	(77)	(10)	(8)	(95)
Changes in models and methodologies	–	(1)	–	(1)	13	9	–	22	13	8	–	21
Transfer to (from):
Stage 1	14	(14)	–	–	8	(8)	–	–	22	(22)	–	–
Stage 2	(3)	3	–	–	(3)	3	–	–	(6)	6	–	–
Stage 3	–	(6)	6	–	(2)	(4)	6	–	(2)	(10)	12	–
Gross write-offs	–	–	(82)	(82)	–	–	(96)	(96)	–	–	(178)	(178)
Recoveries	–	–	7	7	–	–	6	6	–	–	13	13
Foreign exchange and other movements	2	1	(23)	(20)	(2)	(16)	(40)	(58)	–	(15)	(63)	(78)
Balance at end of period including off-balance sheet exposures (2)	$306	$402	$700	$1,408	$197	$249	$652	$1,098	$306	$402	$700	$1,408
Less: Allowance for credits losses on off-balance sheet exposures (3)	(24)	(12)	–	(36)	(37)	(13)	–	(50)	(24)	(12)	–	(36)
Balance at end of period (2)	$282	$390	$700	$1,372	$160	$236	$652	$1,048	$282	$390	$700	$1,372
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal and credit cards, and business and government loans totaled $84 (January 31, 2020 – $81).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

(d)	Carrying value of exposures by risk rating

Residential mortgages	As at April 30, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$156,198	$834	$–	$157,032	$151,824	$405	$–	$152,229
Low	60,580	1,300	–	61,880	61,317	489	–	61,806
Medium	14,592	1,201	–	15,793	14,476	1,059	–	15,535
High	925	3,353	–	4,278	1,404	3,309	–	4,713
Very high	9	1,656	–	1,665	11	1,728	–	1,739
Loans not graded (2)	24,323	5,913	–	30,236	26,497	3,820	–	30,317
Default	–	–	1,682	1,682	–	–	1,830	1,830
Total	$256,627	$14,257	$1,682	$272,566	$255,529	$10,810	$1,830	$268,169
Allowance for credit losses	153	257	296	706	126	229	325	680
Carrying value	$256,474	$14,000	$1,386	$271,860	$255,403	$10,581	$1,505	$267,489
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at April 30, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$29,090	$607	$–	$29,697	$29,988	$92	$–	$30,080
Low	26,346	474	–	26,820	26,928	263	–	27,191
Medium	8,490	761	–	9,251	8,961	396	–	9,357
High	7,556	3,986	–	11,542	7,472	3,617	–	11,089
Very high	45	1,854	–	1,899	44	1,604	–	1,648
Loans not graded (2)	13,035	2,376	–	15,411	15,973	2,199	–	18,172
Default	–	–	1,171	1,171	–	–	1,094	1,094
Total	$84,562	$10,058	$1,171	$95,791	$89,366	$8,171	$1,094	$98,631
Allowance for credit losses	716	1,082	647	2,445	609	865	591	2,065
Carrying value	$83,846	$8,976	$524	$93,346	$88,757	$7,306	$503	$96,566
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at April 30, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,189	$29	$–	$1,218	$1,509	$9	$–	$1,518
Low	2,257	108	–	2,365	2,580	17	–	2,597
Medium	3,502	84	–	3,586	3,688	34	–	3,722
High	3,001	1,585	–	4,586	3,139	1,424	–	4,563
Very high	19	833	–	852	23	735	–	758
Loans not graded (1)	2,061	1,298	–	3,359	3,217	1,413	–	4,630
Default	–	–	–	–	–	–	–	–
Total	$12,029	$3,937	$–	$15,966	$14,156	$3,632	$–	$17,788
Allowance for credit losses	452	1,030	–	1,482	424	831	–	1,255
Carrying value	$11,577	$2,907	$–	$14,484	$13,732	$2,801	$–	$16,533
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at April 30, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$80,461	$5	$–	$80,466	$77,614	$1	$–	$77,615
Low	17,791	2	–	17,793	17,787	–	–	17,787
Medium	6,000	51	–	6,051	6,218	80	–	6,298
High	2,563	564	–	3,127	2,408	462	–	2,870
Very high	7	91	–	98	12	64	–	76
Loans not graded (1)	13,383	4,287	–	17,670	11,167	2,673	–	13,840
Default	–	–	–	–	–	–	–	–
Carrying value	$120,205	$5,000	$–	$125,205	$115,206	$3,280	$–	$118,486
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at April 30, 2020				As at October 31, 2019
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$131,822	$703	$–	$132,525	$105,033	$1,025	$–	$106,058
Non-investment grade	100,441	6,918	–	107,359	93,117	6,527	–	99,644
Watch list	69	2,573	–	2,642	53	2,957	–	3,010
Loans not graded (2)	1,993	82	–	2,075	1,962	87	–	2,049
Default	–	–	2,267	2,267	–	–	2,211	2,211
Total	$234,325	$10,276	$2,267	$246,868	$200,165	$10,596	$2,211	$212,972
Allowance for credit losses	282	390	700	1,372	153	245	679	1,077
Carrying value	$234,043	$9,886	$1,567	$245,496	$200,012	$10,351	$1,532	$211,895
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at April 30, 2020				As at October 31, 2019
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$168,915	$1,321	$–	$170,236	$176,926	$980	$–	$177,906
Non-investment grade	51,808	4,024	–	55,832	55,238	4,225	–	59,463
Watch list	15	773	–	788	8	774	–	782
Loans not graded (2)	3,334	212	–	3,546	1,808	207	–	2,015
Default	–	–	179	179	–	–	153	153
Total	$224,072	$6,330	$179	$230,581	$233,980	$6,186	$153	$240,319
Allowance for credit losses	24	12	–	36	38	18	–	56
Carrying value	$224,048	$6,318	$179	$230,545	$233,942	$6,168	$153	$240,263
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	As at April 30, 2020 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,396	$467	$–	$1,863
Personal loans	736	325	–	1,061
Credit cards	316	213	402	931
Business and government	495	161	–	656
Total	$2,943	$1,166	$402	$4,511

	As at January 31, 2020
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,101	$525	$–	$1,626
Personal loans	592	340	–	932
Credit cards	261	175	416	852
Business and government	149	55	–	204
Total	$2,103	$1,095	$416	$3,614

	As at October 31, 2019
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,128	$526	$–	$1,654
Personal loans	624	330	–	954
Credit cards	278	179	417	874
Business and government	188	89	–	277
Total	$2,218	$1,124	$417	$3,759
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
During the quarter, to support clients, the Bank has announced plans to provide financial relief to customers impacted by the consequences of COVID-19 whereby eligible customers may qualify for deferral of payments. For those past due loans where payment deferrals were granted the delinquency status will not advance until the deferral period ends. Therefore, these loans are reported in the delinquency bucket where they were classified at the time the payment deferral was granted to the customer.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	April 30 2020	January 31 20 20	October 31 2019
Unpaid principal balance (1)	$449	$448	$489
Credit related fair value adjustments	(107)	(111)	(125)
Carrying value	342	337	364
Stage 3 allowance	(11)	(10)	(9)
Carrying value net related allowance	$331	$327	$355
(1)	Represents principal amount owed net of write-offs.